Investment Objectives and Goals - Riverbridge Growth Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION — RIVERBRIDGE GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Riverbridge Growth Fund (the “Fund”) is to seek long term capital appreciation.